Segmented information	9 Months Ended
Jul. 31, 2020
Text block [abstract]
Segmented information
Note 15.    Segmented information
CIBC has four SBUs – Canadian Personal and Business Banking, Canadian Commercial Banking and Wealth Management, U.S. Commercial Banking and Wealth Management, and Capital Markets. These SBUs are supported by Corporate and Other.
Canadian Personal and Business Banking provides personal and business clients across Canada with financial advice, products and services through a team in our banking centres, as well as through our direct, mobile and remote channels.
Canadian Commercial Banking and Wealth Management provides high-touch, relationship-oriented banking and wealth management services to middle-market companies, entrepreneurs, high-net-worth
individuals and families across Canada, as well as asset management services to institutional investors.
U.S. Commercial Banking and Wealth Management provides high-touch, relationship-oriented commercial, personal and small business banking, as well as wealth management services to meet the needs of middle-market companies, executives, entrepreneurs, high-net-worth
individuals and families in the markets we serve in the U.S.
Capital Markets provides integrated global markets products and services, investment banking advisory and execution, corporate banking solutions and top-ranked
research to corporate, government and institutional clients around the world.
Corporate and Other includes the following functional groups – Technology, Infrastructure and Innovation, Risk Management, People, Culture and Brand, Finance and

Enterprise Strategy
, as well as other support groups. The expenses of these functional and support groups are generally allocated to the business lines within the SBUs. The majority of the functional and support costs of CIBC Bank USA are recognized directly in the U.S. Commercial Banking and Wealth Management SBU. Corporate and Other also includes the results of CIBC FirstCaribbean and other strategic investments, as well as other income statement and balance sheet items not directly attributable to the business lines.
Changes made to our business segments
The following changes were made in the first quarter of 2020:
•
We changed the way that we allocate capital to our SBUs. Previously, we utilized an economic capital model to attribute capital to our SBUs. Effective November 1, 2019, capital is now allocated to the SBUs based on the estimated amount of regulatory capital required to support their businesses.

•
The transfer pricing methodology used by Treasury was enhanced to align with the changes that we made to our capital allocation methodology as discussed above. Concurrently with this change, we also made other updates and enhancements to our funds transfer pricing methodology as well as minor updates to certain allocation methodologies.

These changes impacted the results of our SBUs. Prior period amounts were revised accordingly. There was no impact on consolidated net income resulting from these changes.
Business unit allocations
Revenue, expenses, and other balance sheet resources related to certain activities are generally allocated to the lines of business within the SBUs.
Treasury activities impact the financial results of the SBUs. Each line of business within our SBUs is charged or credited with a market-based cost of funds on assets and liabilities, respectively, which impacts the revenue performance of the SBUs. Consistent with the changes discussed above in the “Changes made to our business segments” section, this market-based cost of funds takes into account the cost of maintaining sufficient regulatory capital to support business requirements, including the cost of preferred shares. Once the interest and liquidity risks inherent in our client-driven assets and liabilities are transfer priced into Treasury, they are managed within CIBC’s risk framework and limits. The residual financial results associated with Treasury activities are reported in Corporate and Other, with the exception of certain Treasury activities in U.S. Commercial Banking and Wealth Management, which are reported in that SBU. Capital is attributed to the SBUs in a manner that is intended to consistently measure and align the costs with the underlying benefits and risks associated with SBU activities. Earnings on unattributed capital remain in Corporate and Other. As discussed above in the “Changes made to our business segments” section, effective November 1, 2019, capital is attributed to the SBUs based on the estimated amount of regulatory capital required to support their businesses. We review our transfer pricing methodologies on an ongoing basis to ensure they reflect changing market environments and industry practices.
To measure and report the results of operations of the lines of business within our Canadian Personal and Business Banking and Canadian Commercial Banking and Wealth Management SBUs, we use a Manufacturer/Customer Segment/Distributor Management Model. The model uses certain estimates and allocation methodologies to process internal payments between lines of business for sales, renewals and trailer commissions to facilitate preparation of segmented financial information. Periodically, the sales, renewals and trailer commission rates paid to customer segments for certain products/services are revised and applied prospectively.
Non-interest
expenses incurred by our functional groups are attributed to the SBUs to which they relate based on appropriate criteria.
We recognize provision for credit losses on both impaired (stage 3) and performing (stages 1 and 2) loans in the respective SBUs.

$ millions, for the three months ended		Canadian Personal and Business Banking	Canadian Commercial Banking and Wealth Management	U.S. Commercial Banking and Wealth Management	Capital Markets	Corporate and Other	CIBC Total
2020	Net interest income (1)	$1,536	$318	$356	$524	$(5)	$2,729
Jul. 31	Non-interest income (2)	520	695	158	476	130	1,979
	Total revenue (1)	2,056	1,013	514	1,000	125	4,708
	Provision for credit losses	220	57	160	61	27	525
	Amortization and impairment (3)	57	8	31	3	150	249
	Other non-interest expenses	1,089	511	240	410	203	2,453
	Income (loss) before income taxes	690	437	83	526	(255)	1,481
	Income taxes (1)	182	117	21	134	(145)	309
	Net income (loss)	$508	$320	$62	$392	$(110)	$1,172
	Net income (loss) attributable to:
	Non-controlling interests	$–	$–	$–	$–	$2	$2
	Equity shareholders	508	320	62	392	(112)	1,170
	Average assets (4)	$261,200	$66,176	$57,203	$224,283	$148,727	$757,589
2020	Net interest income (1)	$1,541	$321	$377	$461	$62	$2,762
Apr. 30	Non-interest income (2)	538	704	141	363	70	1,816
	Total revenue (1)	2,079	1,025	518	824	132	4,578
	Provision for credit losses	654	186	230	222	120	1,412
	Amortization and impairment (3)	57	7	34	2	180	280
	Other non-interest expenses	1,092	552	259	416	105	2,424
	Income (loss) before income taxes	276	280	(5)	184	(273)	462
	Income taxes (1)	73	74	(23)	47	(101)	70
	Net income (loss)	$203	$206	$18	$137	$(17 2)	$392
	Net income (loss) attributable to:
	Non-controlling interests	$–	$–	$–	$–	$(8)	$(8)
	Equity shareholders	203	206	18	137	(164)	400
	Average assets (4)	$260,942	$66,931	$55,981	$226,009	$115,838	$725,701
2019	Net interest income (1)	$1,640	$300	$357	$337	$60	$2,694
Jul. 31 (5)	Non-interest income (2)	600	719	152	415	152	2,038
	Total revenue (1)	2,240	1,019	509	752	212	4,732
	Provision for (reversal of) credit losses	204	17	29	42	(1)	291
	Amortization and impairment (3)	24	2	27	1	123	177
	Other non-interest expenses	1,116	529	255	389	204	2,493
	Income (loss) before income taxes	896	471	198	320	(114)	1,771
	Income taxes (1)	238	127	25	85	(102)	373
	Net income (loss)	$658	$344	$173	$235	$(12)	$1,398
	Net income (loss) attributable to:
	Non-controlling interests	$–	$–	$–	$–	$6	$6
	Equity shareholders	658	344	173	235	(18)	1,392
	Average assets (4)	$258,848	$63,522	$48,305	$189,554	$88,308	$648,537
(1)
U.S. Commercial Banking and Wealth Management and Capital Markets net interest income and income taxes include taxable equivalent basis (TEB) adjustments of nil and $51 million, respectively, for the three months ended July 31, 2020 (April 30, 2020: nil and $46 million, respectively; July 31, 2019: $1 million and $45 million, respectively) with an equivalent offset in Corporate and Other.

(2)	Includes intersegment revenue, which represents internal sales commissions and revenue allocations under the Manufacturer / Customer Segment / Distributor Management Model.
(3)	Comprises amortization and impairment of buildings, right-of-use assets, furniture, equipment, leasehold improvements, software and other intangible assets, and goodwill.
(4)	Assets are disclosed on an average basis as this measure is most relevant to a financial institution and is the measure reviewed by management.
(5)	Certain prior period information has been revised. See the “Changes made to our business segments” section for additional details.

$ millions, for the nine months ended		Canadian Personal and Business Banking	Canadian Commercial Banking and Wealth Management	U.S. Commercial Banking and Wealth Management	Capital Markets	Corporate and Other	CIBC Total
2020	Net interest income (1)	$4,695	$954	$1,081	$1,369	$153	$8,252
Jul. 31	Non-interest income (2)	1,654	2,139	458	1,326	312	5,889
	Total revenue (1)	6,349	3,093	1,539	2,695	465	14,141
	Provision for credit losses	1,089	278	405	273	153	2,198
	Amortization and impairment (3)	171	22	97	8	477	775
	Other non-interest expenses	3,283	1,617	766	1,242	788	7,696
	Income (loss) before income taxes	1,806	1,176	271	1,172	(953)	3,472
	Income taxes (1)	478	314	22	308	(426)	696
	Net income (loss)	$1,328	$862	$249	$864	$(527)	$2,776
	Net income (loss) attributable to:
	Non-controlling interests	$–	$–	$–	$–	$1	$1
	Equity shareholders	1,328	862	249	864	(528)	2,775
	Average assets (4)	$260,935	$66,115	$54,923	$218,030	$120,903	$720,906
2019	Net interest income (1)	$4,741	$901	$1,039	$891	$178	$7,750
Jul. 31 (5)	Non-interest income (2)	1,789	2,100	423	1,329	448	6,089
	Total revenue (1)	6,530	3,001	1,462	2,220	626	13,839
	Provision for (reversal of) credit losses	641	83	56	108	(4)	884
	Amortization and impairment (3)	72	6	81	3	364	526
	Other non-interest expenses	3,517	1,570	752	1,127	526	7,492
	Income (loss) before income taxes	2,300	1,342	573	982	(260)	4,937
	Income taxes (1)	612	360	70	258	(291)	1,009
	Net income (loss)	$1,688	$982	$503	$724	$31	$3,928
	Net income (loss) attributable to:
	Non-controlling interests	$–	$–	$–	$–	$17	$17
	Equity shareholders	1,688	982	503	724	14	3,911
	Average assets (4)	$258,987	$61,830	$46,687	$183,034	$83,700	$634,238
(1)
U.S. Commercial Banking and Wealth Management and Capital Markets net interest income and income taxes include TEB adjustments of nil and $146 million, respectively, for the nine months ended July 31, 2020 ($2 million and $129 million, respectively, for the nine months ended July 31, 2019) with an equivalent offset in Corporate and Other.

(2)	Includes intersegment revenue, which represents internal sales commissions and revenue allocations under the Manufacturer / Customer Segment / Distributor Management Model.
(3)	Comprises amortization and impairment of buildings, right-of-use assets, furniture, equipment, leasehold improvements, software and other intangible assets, and goodwill.
(4)	Assets are disclosed on an average basis as this measure is most relevant to a financial institution and is the measure reviewed by management.
(5)	Certain prior period information has been revised. See the “Changes made to our business segments” section for additional details.